Prepaid Expenses and Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid voyage and operating costs	$ 8,996	$ 12,621
Claims receivables	5,186	8,658
Advances to agents	22	795
Prepaid other taxes	5,090	4,750
Other	2,419	2,155
Total prepaid expenses and other current assets	$ 21,713	$ 28,979